Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Available-for-sale securities
Amortized cost	SFr 2,177	SFr 2,648
Gross unrealized gains, Securities	59	50
Gross unrealized losses, Securities	0	0
Fair value	2,236	2,698
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,111	2,582
Gross unrealized gains, Debt securities	38	30
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,149	2,612
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,287	1,292
Gross unrealized gains, Debt securities	38	30
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,325	1,322
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	280	281
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	280	281
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	515	750
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	515	750
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	29	259
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	29	259
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66	66
Gross unrealized gains, Equity securities	21	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	87	86
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	66	65
Gross unrealized gains, Equity securities	21	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	87	85
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	0	1
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	SFr 0	SFr 1